Statutory Reserves and Restricted Net Assets - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 963,938	$ 158,792	$ 213,258
Prepayments and other current assets	27,882	4,393
Total current assets	1,191,268	248,033
Non-current assets:
Other non-current assets	1,818	1,729
Total non-current assets	56,882	19,290
Total assets	1,248,150	267,323
Liabilities
Accruals and other current liabilities	59,331	31,738
Other non-current liabilities	8,484
Total liabilities	134,489	98,323
Mezzanine equity
Total mezzanine equity		333,667	333,667	$ 156,007
Shareholders' (deficit)/equity:
Treasury stock (US$0.00005 par value; nil and 11,604,808 shares as of December 31, 2020 and 2021, respectively)	(46,930)
Additional paid-in capital	1,526,140	27,315
Accumulated other comprehensive loss	2,320	481
Accumulated deficit	(367,898)	(192,474)
Total shareholders' (deficit)/equity	1,113,661	(164,667)	(110,093)	(40,978)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,248,150	267,323
Series A convertible preferred shares
Mezzanine equity
Total mezzanine equity		9,000	9,000	9,000
Series A-1 convertible preferred shares
Mezzanine equity
Total mezzanine equity		2,680	2,680	3,000
Series B convertible preferred shares
Mezzanine equity
Total mezzanine equity		29,000	29,000	29,000
Series C convertible preferred shares
Mezzanine equity
Total mezzanine equity		115,007	115,007	$ 115,007
Series D convertible preferred shares
Mezzanine equity
Total mezzanine equity		177,980	$ 177,980
Common Stock
Shareholders' (deficit)/equity:
Ordinary shares		11
Common Class A
Shareholders' (deficit)/equity:
Ordinary shares	25
Common Class B
Shareholders' (deficit)/equity:
Ordinary shares	4
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	15,833	20
Amounts due from subsidiaries	346,859	174,753
Prepayments and other current assets	13,345
Total current assets	376,037	174,773
Non-current assets:
Investment in subsidiaries and VIE	753,005
Other non-current assets		182
Total non-current assets	753,005	182
Total assets	1,129,042	174,955
Liabilities
Accruals and other current liabilities	6,897	349
Amounts due to subsidiaries and VIE		673
Other non-current liabilities	8,484
Investment deficit in subsidiaries and VIE		4,933
Total liabilities	15,381	5,955
Mezzanine equity
Total mezzanine equity		333,667
Shareholders' (deficit)/equity:
Treasury stock (US$0.00005 par value; nil and 11,604,808 shares as of December 31, 2020 and 2021, respectively)	(46,930)
Additional paid-in capital	1,526,140	27,315
Accumulated other comprehensive loss	2,320	481
Accumulated deficit	(367,898)	(192,474)
Total shareholders' (deficit)/equity	1,113,661	(164,667)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,129,042	174,955
Reportable Legal Entities [Member] | Series A convertible preferred shares | Parent Company [Member]
Mezzanine equity
Total mezzanine equity		9,000
Reportable Legal Entities [Member] | Series A-1 convertible preferred shares | Parent Company [Member]
Mezzanine equity
Total mezzanine equity		2,680
Reportable Legal Entities [Member] | Series B convertible preferred shares | Parent Company [Member]
Mezzanine equity
Total mezzanine equity		29,000
Reportable Legal Entities [Member] | Series C convertible preferred shares | Parent Company [Member]
Mezzanine equity
Total mezzanine equity		115,007
Reportable Legal Entities [Member] | Series D convertible preferred shares | Parent Company [Member]
Mezzanine equity
Total mezzanine equity		177,980
Reportable Legal Entities [Member] | Common Stock | Parent Company [Member]
Shareholders' (deficit)/equity:
Ordinary shares		$ 11
Reportable Legal Entities [Member] | Common Class A | Parent Company [Member]
Shareholders' (deficit)/equity:
Ordinary shares	25
Reportable Legal Entities [Member] | Common Class B | Parent Company [Member]
Shareholders' (deficit)/equity:
Ordinary shares	$ 4